Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Purchase Consideration and Allocation

The Company acquired EMI Solutions, Inc. (“EMI Solutions”) in December 2023 and RaGE Systems, Inc. (“RaGE Systems”) in May 2024. The Company accounted for each of the acquisitions as a business combination. The following table summarizes the amount of the aggregate purchase consideration and the allocation to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values.

	EMI Solutions	RaGE Systems

Purchase consideration:
Contingently redeemable common stock	$8,856	$—
Class A Common Stock	—	7,682
Cash consideration (at present value)	2,041	1,836
	$10,897	$9,518
Allocation:
Cash	$45	$420
Accounts receivable	387	558
Inventory	155	1,146
Other current assets	7	5
Property and equipment	107	275
Intangible asset—customer relationships	4,500	7,400
Intangible asset—developed technology	—	300
Intangible asset—backlog	300	—
Intangible asset—trade name	100	200
Goodwill	6,841	4,008
Operating lease right-of-use asset	—	192
Other assets	30	57
Accounts payable	(228)	(1,647)
Accrued expenses	(263)	(1,622)
Operating lease liability	—	(192)
Deferred tax liability	(1,084)	(1,582)
	$10,897	$9,518

The Company accounted for the acquisition of RaGE systems as a business combination. The following table summarizes the amount of the aggregate purchase consideration and the preliminary allocation to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values, of which the valuation of intangible assets is subject to finalization:

Purchase consideration:
Common stock issued to seller		$7,682
Cash consideration (at present value)		1,836
	$9,518
Allocation:
Cash		$420
Accounts receivable		558
Inventory		1,146
Other current assets		5
Property and equipment		275
Operating lease right-of-use asset		192
Intangible asset-customer relationships		7,400
Intangible asset-developed technology		300
Intangible asset-trade name		200
Goodwill		4,008
Other assets		57
Accounts payable		(1,647)
Accrued expenses		(1,622)
Operating lease liability		(192)
Deferred tax liability		(1,582)
		$9,518

Purchase consideration:
Contingently redeemable common stock issued to seller	$8,856
Cash consideration (at present value)	2,041
$10,897
Allocation:
Cash	$45
Accounts receivable	387
Inventory	155
Other current assets	7
Property and equipment	107
Other assets	30
Intangible asset-customer relationships	4,500
Intangible asset-backlog	300
Intangible asset-trade name	100
Goodwill	6,841
Accounts payable	(228)
Accrued expenses	(263)
Deferred tax liability	(1,084)
$10,897

Schedule of Unaudited ProForma Net Revenues and Net income (Loss)

The following table shows unaudited pro forma net revenue and net loss of the Company for the three months and six months ended March 31, 2024, as if the acquisitions of EMI Solutions and RaGE Systems had each been completed as of October 1, 2022. The unaudited pro forma information is presented for informational purposes only and is not necessarily indicative of future operations or results had the acquisitions occurred on October 1, 2022.

	Three months ended March 31, 2024	Six months ended March 31, 2024

Net revenue	$3,024	$5,300
Net loss	(1,280)	(1,539)

The following table shows unaudited pro forma net revenue and net loss of the Company, as if the acquisitions of EMI Solutions and RaGE Systems had each been completed as of October 1, 2022. The unaudited pro forma information is presented for informational purposes only and is not necessarily indicative of future operations or results had the acquisitions occurred on October 1, 2022.

	Year ended September 30,
	2024	2023

Net revenue	$10,268	$8,802
Net loss	(21,436)	(40,558)